Organization and Principal Activities - Percentage of ownership of subsidiaries and variable interest entities (Details)	Dec. 31, 2025
Yuanbao HK
Organization and Principal Activities
Ownership percentage	100.00%
HK Insurance Brokers
Organization and Principal Activities
Ownership percentage	100.00%
Yuanbao Kechuang
Organization and Principal Activities
Ownership percentage	100.00%
Yuanbao Shuke
Organization and Principal Activities
Ownership percentage	100.00%
Yuanbao Insurance Brokerage (Beijing) Co., Ltd.
Organization and Principal Activities
Ownership percentage	100.00%
Shouxin Insurance Agency (Guangdong) Co., Ltd.
Organization and Principal Activities
Ownership percentage	100.00%